UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     November 14, 2011
 /s/ Robert W. Medway    New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $554,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109    24990  2100000 SH       SOLE                  2100000
AES CORP                       COM              00130H105    32208  3300000 SH       SOLE                  3300000
ALLIED NEVADA GOLD CORP        COM              019344100    16383   457500 SH       SOLE                   457500
CINCINNATI BELL INC NEW        COM              171871106    21630  7000000 SH       SOLE                  7000000
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    41214  2715000 SH       SOLE                  2715000
GENERAL MTRS CO                COM              37045V100    34205  1695000 SH       SOLE                  1695000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    14725   710000 SH       SOLE                   710000
HEWLETT PACKARD CO             COM              428236103    28063  1250000 SH       SOLE                  1250000
INGRAM MICRO INC               CL A             457153104    53310  3305000 SH       SOLE                  3305000
ISHARES TR                     IBOXX INV CPBD   464287242      552     9223 SH  PUT  SOLE                     9223
LEAR CORP                      COM NEW          521865204    37538   875000 SH       SOLE                   875000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    34324  1405000 SH       SOLE                  1405000
MEMC ELECTR MATLS INC          COM              552715104     5680  1084000 SH       SOLE                  1084000
MICROSOFT CORP                 COM              594918104    49780  2000000 SH       SOLE                  2000000
PFIZER INC                     COM              717081103    31824  1800000 SH       SOLE                  1800000
ROCK-TENN CO                   CL A             772739207     8996   184789 SH       SOLE                   184789
SPDR GOLD TRUST                GOLD SHS         78463V107    17229   109000 SH       SOLE                   109000
SPDR GOLD TRUST                GOLD SHS         78463V107     6727     1700 SH  CALL SOLE                     1700
STILLWATER MNG CO              COM              86074Q102     9605  1130000 SH       SOLE                  1130000
SUNOCO INC                     COM              86764P109    47600  1535000 SH       SOLE                  1535000
TFS FINL CORP                  COM              87240R107    37489  4605000 SH       SOLE                  4605000